Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Income Tax Rate Reconciliation [Line Items]
U.S. federal statutory income tax rate, Amount					$ 6,836	$ (27,215)
U.S. federal statutory income tax rate, Percentage					21.00%	21.00%
State taxes, net of federal benefit, Amount					$ 3,061	$ (9,566)
State taxes, net of federal benefit, Percentage					9.40%	7.40%
Warrant liabilities remeasurement, Amount					$ (14)	$ (114)
Warrant liabilities remeasurement, Percentage						0.10%
Share-based compensation, Amount					$ 1,483	$ (1,303)
Share-based compensation, Percentage					4.60%	1.00%
Goodwill impairment, Amount						$ 212
Goodwill impairment, Percentage						(0.20%)
Valuation allowance, Amount					$ (11,776)	$ 37,751
Valuation allowance, Percentage					(36.20%)	(29.10%)
Other, Amount					$ 416	$ 236
Other, Percentage					1.20%	(0.20%)
Provision for income taxes, Amount		$ 2	$ 2	$ 4	$ 6	$ 1
Provision for income taxes, Percentage